Income Taxes (Details) - Schedule of Effective tax rate (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective tax rate [Member]
Income Taxes (Details) - Schedule of Effective tax rate (Parentheticals) [Line Items]
Statutory rate	26.50%	26.50%